Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-controlling interests.
Non-controlling interests

28. Non-controlling interests

Non-controlling interests comprises equity interests in entities not attributable, directly or indirectly, to a parent. The Group’s non-controlling interests are individually not material.